American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

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CALIFORNIA TAX-FREE BOND FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND

Supplement dated May 2, 2008 * Prospectus dated January 1, 2008

THE FOLLOWING REPLACES FOOTNOTE 4 TO THE SHAREHOLDER FEES TABLE ON PAGE 6 OF THE
PROSPECTUS.

(4)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY INVESTMENTS VOLUNTARILY
     WAIVED A PORTION OF THE FUND'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS
     WAIVER, THE Management Fee AND Total Annual Fund Operating Expenses WILL BE
     0.45% AND 0.47%, RESPECTIVELY. THIS FEE WAIVER IS VOLUNTARY AND MAY BE
     REVISED OR TERMINATED AT ANY TIME BY AMERICAN CENTURY INVESTMENTS WITHOUT
     NOTICE.

THE FOLLOWING REPLACES THE TABLE UNDER THE HEADING THE INVESTMENT ADVISOR ON
PAGE 12 OF THE PROSPECTUS.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE                         INVESTOR
FISCAL YEAR ENDED AUGUST 31, 2007                                     CLASS
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California Tax-Free Bond                                              0.48%
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California Tax-Free Money Market                                      0.47%
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American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-60623 0805